Related Party Transactions (Details)									1 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended
	Jan. 18, 2020 $ / shares shares	Oct. 25, 2018 $ / shares shares	Oct. 09, 2018 shares	Sep. 13, 2018 shares	Sep. 13, 2018 shares	Sep. 10, 2018 shares	Jun. 27, 2018 USD ($)	Jun. 26, 2018 USD ($) $ / shares shares	Oct. 25, 2018 $ / shares shares	Jun. 27, 2018 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) director $ / shares shares	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) director $ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2020 shares	Sep. 30, 2020 shares
Common Stock, Shares, Outstanding																137,911,975	189,684,580	175,912,194	168,713,296
Sponsor
Sale of common stock in initial public offering | $								$ 25,000
GRAF INDUSTRIAL CORP.
Sale of common stock in initial public offering (in shares)	28,895,338
Sale of common stock in initial public offering | $															$ 232,255,500
Common Stock, Shares, Outstanding											6,346,714		6,346,714		7,893,844	9,287,693
Number of directors | director													2			2
Number of shares held by sponsor			6,418,750			6,418,750
Number of shares subject to forfeiture											843,750		843,750			843,750
Stock repurchased during period (in shares)		374,622							374,622
Stock price | $ / shares	$ 10.11	$ 10.00						$ 12.00	$ 10.00		$ 12.00		$ 12.00		$ 9.60	$ 10.19
Working capital loans amount | $													$ 1,500,000			$ 1,500,000
Debt Instrument, Convertible, Conversion Price | $ / shares																$ 0.50
Borrowings under the Working Capital Loans | $											$ 0		$ 0			$ 0
Conversion price of the debt instrument													$0.75			$0.75 if the Company has not consummated a Business Combination within 15 months from the closing of the Initial Public Offering) per warrant
Management fee expense | $													$ 5,000			$ 5,000
Agreements expenses with related parties | $											2,700	$ 2,600	5,300	$ 5,200	$ 2,000	10,000
GRAF INDUSTRIAL CORP. | Director
Number of shares transferred			25,000			25,000
Promissory note aggregate values | $											$ 100		100			$ 100
GRAF INDUSTRIAL CORP. | Sponsor
Sale of common stock in initial public offering (in shares)								8,625,000		8,625,000
Sale of common stock in initial public offering | $							$ 25,000	$ 25,000		$ 25,000			$ 25,000
Number of shares surrendered				2,156,250	2,156,250
Common Stock, Shares, Outstanding				6,468,750	6,468,750
Ownership percentage											20.00%		20.00%			20.00%
Promissory note aggregate values | $											$ 130,000		$ 130,000			$ 130,000